Income taxes - Unrecognized (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized	$ 347.7	$ 336.8
Aggregate amount of deductible temporary differences associated with other items for which deferred tax assets have not been recognized	$ 75.7	$ 4.0